Employee Benefit Plans - Schedule of Weighted-Average Rate Assumptions Used in the Measurement of the Company's Net Cost (Details) - Defined benefit pension plan		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.27%	4.06%	4.71%
Expected long-term return on plan assets		5.47%	5.55%	6.11%
Rate of compensation increase	[1]	2.08%	1.96%	3.60%

[1]	The rate of compensation increases generally apply to active plans.